FAIR VALUE MEASUREMENT (Details) - EBP 004 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	$ 1,918,165	$ 1,567,429
Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	142,220	403,264
Roper Technologies, Inc. common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	20,349	27,632
Common/collective trust funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	1,755,596	1,136,533
Total
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	162,569	430,896
Total | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	142,220	403,264
Total | Roper Technologies, Inc. common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value		27,632
Total | Common stocks
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	20,349
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	162,569	430,896
Level 1 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	142,220	403,264
Level 1 | Roper Technologies, Inc. common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value		27,632
Level 1 | Common stocks
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	20,349
NAV | Common/collective trust funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	$ 1,755,596	$ 1,136,533